Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Summarized balance sheet
Current assets	$ 1,091,174	$ 530,740
Current liabilities	(247,715)	(158,397)
Total shareholders' equity	1,013,695	518,949	$ 367,048	$ 312,903
Non-controlling interests	(28,900)	(34,833)
Net assets, excluding non-controlling interests	984,795	484,116
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	194,035	177,888
Non-current assets	93,361	95,731
Current liabilities	(154,871)	(137,179)
Non-current liabilities	(28,673)	(16,034)
Total shareholders' equity	103,852	120,406
Non-controlling interests	(1,002)	(982)
Net assets, excluding non-controlling interests	102,850	119,424	56,330	44,541
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	161,508	175,965
Non-current assets	93,211	93,361
Current liabilities	(119,821)	(109,873)
Non-current liabilities	(8,123)	(6,739)
Total shareholders' equity	126,775	152,714
Net assets, excluding non-controlling interests	$ 126,775	$ 152,714	$ 150,937	$ 146,759